Fair Value Measurements (Schedule Of Fair Value And Carrying Value Of Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Sep. 28, 2013
Fair Value Disclosures [Abstract]
Total Debt, Fair Value	$ 2,058	$ 2,541
Total Debt, Carrying Value	$ 1,942	$ 2,408